MAINLAND CHINA EMPLOYEE CONTRIBUTION PLAN (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
PRC
MAINLAND CHINA EMPLOYEE CONTRIBUTION PLAN
Total expense for defined contribution plan	¥ 158,673	$ 24,899	¥ 77,982	¥ 121,266